Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Schedule of Stock by Class
The number of authorized, issued and outstanding stock, after the effect of the reverse acquisition, were as follows:
	December 31, 2022
	Authorized Shares	Shares Issued and Outstanding
Preferred Stock	100,000,000	—
Common Stock	1,000,000,000	173,524,360
	1,100,000,000	173,524,360
	December 31, 2021
	Authorized Shares	Shares Issued and Outstanding
Preferred Stock, as recast	unlimited	—
Common Stock, as recast	unlimited	155,541,074
		155,541,074